Statements of Changes in Shareholders Equity - BRL (R$) R$ in Millions	Issued capital [member]	Capital Reserves [Member]	Profit Reserve Legal Reserve [Member]	Profit Reserve Legal Retention [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Parent Equity Attributed To Controlling Shareholders [Member]	Non-controlling interests [member]	Total	Tax Incentive Reserve [Member]
As of December 31, 2020 at Dec. 31, 2018	R$ 2,351	R$ 16	R$ 125	R$ 1,717	R$ (117)		R$ 4,092		R$ 4,092
Other comprehensive income
Net income for the year					1,047		1,047	13	1,060
Cash flow hedge						5	5		5
Foreign exchange rate variation of foreign investments						157	157	63	220
Comprehensive income for the year					1,047	162	1,209	76	1,285
Non-cash capital contribution	67						67		67
Capital contribution (note 22.1)	2,003						2,003		2,003
Stock options granted		2					2		2
Interest own capital (note 22.2)				(247)			(247)		(247)
Interim dividends				(50)			(50)	(37)	(87)
Hyperinflationary economy effect				22			22	7	29
Legal reserve (note 22.3)			52		(52)
Reserve for profit retention				878	(878)
Non- controlling interests								2,557	2,557
Fair value of expected credit loss
Tax incentive reserve (note 22.4)
As of December 31, 2021 at Dec. 31, 2019	4,421	18	177	2,320		162	7,098	2,603	9,701
Other comprehensive income
Net income for the year					1,398		1,398	158	1,556
Foreign exchange rate variation of foreign investments						(233)	(233)	591	358
Comprehensive income for the year					1,398	1,712	3,110	764	3,874
Non-cash capital contribution	369						369		369
Capital contribution (note 22.1)	650						650		650
Stock options granted		5					5		5
Interest own capital (note 22.2)				(310)			(310)		(310)
Hyperinflationary economy effect								5	5
Legal reserve (note 22.3)			5		(5)
Reserve for profit retention				1,393	(1,393)
Equity on other comprehensive income						1,945	1,945	15	1,960
Capitalization credits - Spin-off	140						140		140
Capital increase - Bellamar	769						769		769
Capital increase - assets and liabilities indemnity	127						127		127
Corporate restructuring	(5,715)	(19)	(30)	(2,866)		(1,874)	(10,504)	(3,116)	(13,620)
Transactions with non-controlling shareholders				(22)			(22)		(22)
Valorization PUT subsidiary Disco								(102)	(102)
Others								(11)	(11)
Dividends (note 22.2)				(85)			(85)	(143)	(228)
Fair value of expected credit loss
Tax incentive reserve (note 22.4)
As of December 31, 2021 at Dec. 31, 2020	761	4	152	430			1,347		1,347
Other comprehensive income
Net income for the year					1,610		1,610		1,610
Comprehensive income for the year					1,610	(1)	1,609
Capital contribution (note 22.1)	27						27
Stock options granted		14					14
Interest own capital (note 22.2)					(63)		(63)
Legal reserve (note 22.3)			5		(5)
Reserve for profit retention				1,095	(1,095)
Dividends (note 22.2)					(168)		(168)
Fair value of expected credit loss						(1)	(1)		(1)
Tax incentive reserve (note 22.4)				(430)	(279)				709	709
As of December 31, 2021 at Dec. 31, 2021	R$ 788	R$ 18	R$ 157	R$ 1,095		R$ (1)	R$ 2,766		R$ 2,766	R$ 709